OPERATING LEASES - Summary of Total Operating Lease Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows used in operaing leases	$ 1,581	$ 1,337
Right-of-use assets obtained in exchange of new lease obligations:
Operating leases	$ 4,734	$ 1,183
Weighted average remaining lease term
Operating leases	4 years	1 year 3 months 18 days
Weighted average discount rate
Operating leases	4.45%	4.53%